SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2019	2020
	in USD thousands
Government institutions	612	139
Other	1	2
	613	141

Schedule of Accounts Payable and Accruals
	December 31,
	2019	2020
	in USD thousands
1) Trade:
Accounts payable:
Overseas	5,178	4,795
In Israel	2,616	1,123
	7,794	5,918
2) Other:
Accrued expenses	727	884
Accrual for vacation and recreation pay	253	287
Payroll and related expenses	293	266
Other	7	3
	1,280	1,440

Schedule of Income and Expenses
c.	Research and development expenses

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Research and development services	11,609	16,029	11,696
Payroll and related expenses	5,704	4,977	4,087
Lab, occupancy and telephone	993	782	771
Professional fees	688	504	680
Depreciation and amortization	424	862	864
Other	390	284	75
	19,808	23,438	18,173

d.	Sales and marketing expenses

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Marketing	291	296	585
Payroll and related expenses	973	503	234
Overseas travel	98	58	21
	1,362	857	840

e.	General and administrative expenses

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Payroll and related expenses	2,510	1,881	2,098
Professional fees	1,142	1,193	1,044
Insurance	221	298	603
Depreciation	27	78	70
Other	535	366	99
	4,435	3,816	3,914

f.	Non-operating income (expenses), net

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Issuance costs	(90)	(417)	(784)
Changes in fair value of warrants	1,743	4,634	(5,142)
Gain from realization of long-term investment	500	-	-
Other	244	(52)	225
	2,397	4,165	(5,701)

g.	Financial income

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Interest income and exchange differences	719	777	236
	719	777	236

h.	Financial expenses

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Interest expense	290	1,829	1,470
Exchange differences	162	424	137
Bank commissions	21	24	22
	473	2,277	1,629